Goodwill - Schedule of reconciliation of changes in goodwill (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jan. 31, 2020	Jul. 31, 2020	Jul. 31, 2019
Goodwill [Abstract]
Balance		$ 111,877	$ 0
Additions			111,877
Impairment	$ (111,877)	(111,877)
Balance		$ 0	$ 111,877